Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Components of Lease Expense and Other Information	The components of lease expense and other information for the three and nine months ended September 30, 2024 and 2023 were as follows.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	(in thousands)		(in thousands)
Operating lease costs	$122	$25	$282	$67
Short-term lease costs	10	3	31	61
Total lease costs	132	28	313	128
Other information:
Cash paid for amounts included in the measurement of operating lease liability	$122	$25	$282	$67

Schedule of Future Minimum Rental Payments under Operating Leases

The following represents the Company’s minimum annual rental payments under operating leases for each of the next five years and thereafter:

Fiscal Year Ending December 31,	Operating
(in thousands)
2024 (remaining)	89
2025	282
2026	78
2027	78
2028	33
Thereafter	—
Total future minimum lease payments	560
Less: imputed interest	(48)
Present value of operating lease liability	$512

Less: current portion of lease liability	302
Non-current portion of lease liability	210
Present value of operating lease liability	$512

The following represents the Company’s maturities of operating lease liabilities under operating leases for each of the next five years and thereafter:

Fiscal Year Ending December 31,	Operating
(in thousands)
2024	78
2025	78
2026	78
2027	78
Thereafter	33
Total future minimum lease payments	345
Less: imputed interest	(62)
Present value of operating lease liability	$283

Less: current portion of lease liability	54
Non-current portion of lease liability	229
Present value of operating lease liability	$283